Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 9 - Commitments and Contingencies

Lease commitment –In March 2014, the Company entered into a lease agreement for offices in London which was amended January 1, 2016. The lease term commenced on December 1, 2014 and expires in March 2019. The lease can be cancelled early by either party upon 3 months’ notice (See Note 8).

The Company also has a five year lease for offices in the United States effective July 2014. The lease expires in August 2019.

Future minimum lease payments under the Company’s operating leases are as follows at December 31, 2016:

	London	United States
2017	$128,810	$312,909
2018	128,810	330,291
2019	25,970	225,297
	$283,590	$868,497

For the years ended December 31, 2016 and December 31, 2015, the Company incurred rental expense in the amount of approximately $445,000 and $104,000, respectively.